Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Repurchase of common shares
Number of common shares repurchased (in shares)	14.3	19.0	20.4
Weighted-average price per share (in dollars per share)	$ 118.70	$ 104.99	$ 98.27
Amount of repurchase	$ 1,700,000,000	$ 2,000,000,000	$ 2,000,000,000
Share Repurchase Program (02/01/2019 - 01/31/2020) [Member]
Repurchase of common shares
Common shares approved for repurchase (in shares)	22.0
Number of common shares repurchased (in shares)	12.8